Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Related party transactions
Revenues	¥ 8,812,013	$ 1,241,146	¥ 8,400,631	¥ 9,396,256
Amounts due from related parties	86,661		93,270		$ 12,206
Other current liabilities	32,118		30,434		$ 4,524
Alibaba Group Holding Limited
Related party transactions
Amounts due from related parties	48,096		38,405
Other current liabilities	30,485		21,339
Alibaba Group Holding Limited | Warehousing Service Revenue
Related party transactions
Revenues	70,566		34,614	33
Alibaba Group Holding Limited | Store Operation Service
Related party transactions
Revenues	5,728		7,523	12,313
Alibaba Group Holding Limited | I T Service
Related party transactions
Fees paid	12,755		10,718
Alibaba Group Holding Limited | Logistic Service
Related party transactions
Fees paid	38,373		47,569	72,459
Alibaba Group Holding Limited | Marketing and Platform Service [Member]
Related party transactions
Fees paid	278,938		746,858	752,833
Alibaba Group Holding Limited | Purchase of Product [Member]
Related party transactions
Revenues	8,607		5,954
Baobida IOT Technology (Suzhou) Co., Ltd
Related party transactions
Amounts due from related parties	0		19,110
Other current liabilities	0		4,151
Baobida IOT Technology (Suzhou) Co., Ltd | Logistic Service
Related party transactions
Fees paid	718		8,224
Beijing Pengtai Baozun E-commerce Co., Ltd.
Related party transactions
Amounts due from related parties	2,049		2,002
Beijing Pengtai Baozun E-commerce Co., Ltd. | Store Operation Service
Related party transactions
Revenues	5,232		4,951
Beijing Pengtai Baozun E-commerce Co., Ltd. | I T Service
Related party transactions
Revenues				2,062
Signify Lighting Technology (Shanghai) Co., Ltd.
Related party transactions
Amounts due from related parties	1,709		3,648
Signify Lighting Technology (Shanghai) Co., Ltd. | Warehousing Service Revenue
Related party transactions
Revenues			91	2,787
Signify Lighting Technology (Shanghai) Co., Ltd. | Store Operation Service
Related party transactions
Revenues	6,493		5,912	6,160
Shanghai Kewei E-commerce Co., Ltd.
Related party transactions
Amounts due from related parties	900		5,580
Shanghai Kewei E-commerce Co., Ltd. | Store Operation Service
Related party transactions
Revenues	2,985		938	1,565
Shanghai Kewei E-commerce Co., Ltd. | Marketing and Platform Service [Member]
Related party transactions
Fees paid	16,337		52,806	26,986
Jiangsu Creaway Supply Chain Management Co., Ltd.
Related party transactions
Amounts due from related parties	6,631		6,906
Other current liabilities	1,028		2,935
Jiangsu Creaway Supply Chain Management Co., Ltd. | Logistic Service
Related party transactions
Revenues	1,363		2,239	2,333
Revenues collected	12,814		64,572	68,556
Fees paid	2,902		4,339	2,244
Service fees advanced	1,330		13,410	57,904
Hangzhou Juxi Technology Co., Ltd.
Related party transactions
Other current liabilities	453		1,507
Hangzhou Juxi Technology Co., Ltd. | Outsourcing Labor Cost [Member]
Related party transactions
Fees paid	6,493		6,406	15,167
Jiangsu Shanggao Supply Chain Co., Ltd. | Logistic Service
Related party transactions
Fees paid				330
Hangzhou Baichen Technology Co., Ltd. | Marketing and Platform Service [Member]
Related party transactions
Fees paid	723		715	6,230
Zunrui (Nantong) E-commerce Co., Ltd. [Member] | Outsourcing Labor Cost [Member]
Related party transactions
Fees paid				10,273
Aoxue Culture Communication (Beijing) Co., Ltd
Related party transactions
Amounts due from related parties	509		3,222
Aoxue Culture Communication (Beijing) Co., Ltd | Store Operation Service
Related party transactions
Revenues	1,522		3,175
Changsha Benwei Fresh Food Brand Management Co., Ltd
Related party transactions
Amounts due from related parties	3,815		6,564
Changsha Benwei Fresh Food Brand Management Co., Ltd | Store Operation Service
Related party transactions
Revenues	5,375		6,321
Others
Related party transactions
Revenues	1,015		1,979	12
Fees paid	3,863		1,374	1,414
Amounts due from related parties	205		79
Other current liabilities	152		502
Shanghai Mansen Brand Management Co., Ltd [Member]
Related party transactions
Amounts due from related parties	0		1,454
Shanghai Mansen Brand Management Co., Ltd [Member] | Store Operation Service
Related party transactions
Revenues	195		1,443
Sesame Blooming Limited Co Ltd
Related party transactions
Amounts due from related parties	22,747		0
Hunan Leier Media Co., Ltd. [Member]
Related party transactions
Amounts due from related parties	0		6,300
Related Party [Member]
Related party transactions
Revenues	¥ 113,288		¥ 133,758	¥ 95,821